UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22378

 NAME OF REGISTRANT:                     DoubleLine Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue,
                                         Suite 1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell
                                         DoubleLine Funds Trust
                                         333 South Grand Avenue,
                                         Suite 1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          (213) 633-8200

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


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

The following series of the DoubleLine Funds Trust did not own any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security.

DoubleLine Emerging Markets Fixed Income Fund
DoubleLine Low Duration Bond Fund
DoubleLine Floating Rate Fund
DoubleLine Flexible Income Fund
DoubleLine Low Duration Emerging Markets Fixed Income Fund
DoubleLine Selective Credit Fund
DoubleLine Long Duration Total Return Bond Fund
DoubleLine Strategic Commodity Fund

DoubleLine's proxy voting policies allow discretion not to vote proxies in certain situations, including situations such as
(1) the effect on the applicable Client's economic interests or the value of the portfolio holding is insignificant in relation to the Client's portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable Client, or
(3) DoubleLine otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

The remaining series of the DoubleLine Funds Trust provided proxy instructions as described elsewhere in this form.


DoubleLine Core Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK NATIONAL TRUST COMPANY                                                        Agenda Number:  934138783
--------------------------------------------------------------------------------------------------------------------------
        Security:  40431HAQ0
    Meeting Type:  Consent
    Meeting Date:  19-Jun-2015
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SUPPORT THE ACTIONS DESCRIBED IN THE                   Mgmt          Take No Action
       EXPLANATORY MEMORANDUM




DoubleLine Multi-Asset Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 ING PRIME RATE TRUST                                                                        Agenda Number:  934022310
--------------------------------------------------------------------------------------------------------------------------
        Security:  44977W106
    Meeting Type:  Annual
    Meeting Date:  02-Jul-2014
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       COLLEEN D. BALDWIN                                        Mgmt          For                            For
       JOHN V. BOYER                                             Mgmt          For                            For
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       ALBERT E. DEPRINCE, JR.                                   Mgmt          For                            For
       PETER S. DROTCH                                           Mgmt          For                            For
       J. MICHAEL EARLEY                                         Mgmt          For                            For
       RUSSELL H. JONES                                          Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       JOSEPH E. OBERMEYER                                       Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For
       ROGER B. VINCENT                                          Mgmt          For                            For
       SHAUN P. MATHEWS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  934049417
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Special
    Meeting Date:  07-Nov-2014
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT MANAGEMENT                    Mgmt          No vote                        *
       AGREEMENT BETWEEN THE FUND AND NUVEEN FUND
       ADVISORS, LLC ("NUVEEN FUND ADVISORS"), THE
       FUND'S INVESTMENT ADVISER.

2C.    TO APPROVE A NEW SUB-ADVISORY AGREEMENT                   Mgmt          No vote                        *
       BETWEEN NUVEEN FUND ADVISORS AND SYMPHONY
       ASSET MANAGEMENT LLC.

3A.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          No vote                        *
       JOHN K. NELSON                                            Mgmt          No vote                        *
       THOMAS S. SCHREIER, JR.                                   Mgmt          No vote                        *



DoubleLine Shiller Enhanced CAPE
--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK NATIONAL TRUST COMPANY                                                        Agenda Number:  934138783
--------------------------------------------------------------------------------------------------------------------------
        Security:  40431HAA5
    Meeting Type:  Consent
    Meeting Date:  19-Jun-2015
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SUPPORT THE ACTIONS DESCRIBED IN THE                   Mgmt          Take No Action
       EXPLANATORY MEMORANDUM



DoubleLine Total Return Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK NATIONAL TRUST COMPANY                                                        Agenda Number:  934138783
--------------------------------------------------------------------------------------------------------------------------
        Security:  40431HAQ0
    Meeting Type:  Consent
    Meeting Date:  19-Jun-2015
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SUPPORT THE ACTIONS DESCRIBED IN THE                   Mgmt          Take No Action
       EXPLANATORY MEMORANDUM




--------------------------------------------------------------------------------------------------------------------------
 HARBORVIEW MORTGAGE LOAN TRUST                                                              Agenda Number:  934138757
--------------------------------------------------------------------------------------------------------------------------
        Security:  41161PWU3
    Meeting Type:  Consent
    Meeting Date:  19-Jun-2015
          Ticker:
            ISIN:  US41161PWU38
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SUPPORT THE ACTIONS DESCRIBED IN THE                   Mgmt          Take No Action
       EXPLANATORY MEMORANDUM




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY MORTGAGE LOAN                                                                Agenda Number:  934137490
--------------------------------------------------------------------------------------------------------------------------
        Security:  61748HMC2
    Meeting Type:  Consent
    Meeting Date:  19-Jun-2015
          Ticker:
            ISIN:  US61748HMC24
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     TO SUPPORT THE ACTIONS DESCRIBED IN THE                   Mgmt          Take No Action
       EXPLANATORY MEMORANDUM



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Funds Trust

By (Signature)   /s/ Ronald R. Redell
Name                 Ronald R. Redell
Title                President

Date                 08/28/2015